Segmental reporting	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief Executive
Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the
Executive Committee are responsible for geographic regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the CODM per geographical region and the Projects segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

Gold income	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

AFRICA	4,504	3,190
Kibali - Attributable 45%	654	417
Iduapriem	427	278
Obuasi	514	376
Siguiri	717	511
Geita	1,148	828
Sukari	1,044	780

AUSTRALIA	1,269	797
Sunrise Dam	476	366
Tropicana - Attributable 70%	793	431

AMERICAS	1,069	764
Cerro Vanguardia	456	295
AngloGold Ashanti Mineração (1)	613	387
Serra Grande	—	82

	6,842	4,751
Equity-accounted joint venture included above	(654)	(417)
	6,188	4,334
(1)Includes income from sale of gold concentrate, see note 2.

By-product revenue
US Dollar millions	Unaudited	Unaudited

AFRICA	10	5
Kibali - Attributable 45%	2	1
Obuasi	—	1
Geita	4	2
Sukari	4	1

AUSTRALIA	6	3
Sunrise Dam	2	1
Tropicana - Attributable 70%	4	2

AMERICAS	138	67
Cerro Vanguardia	128	58
AngloGold Ashanti Mineração	10	9

	154	75
Equity-accounted joint venture included above	(2)	(1)
	152	74

Cost of sales	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

AFRICA	1,880	1,636
Kibali - Attributable 45%	250	213
Iduapriem	220	201
Obuasi	233	202
Siguiri	333	300
Geita	418	350
Sukari	426	370

AUSTRALIA	599	475
Sunrise Dam	257	216
Tropicana - Attributable 70%	318	241
Administration and other	24	18

AMERICAS	464	467
Cerro Vanguardia	239	226
AngloGold Ashanti Mineração	225	171
Serra Grande	—	68
Administration and other	—	2

CORPORATE AND OTHER	1	7

	2,944	2,585
Equity-accounted joint venture included above	(250)	(213)
	2,694	2,372

Gross profit (1)
US Dollar millions	Unaudited	Unaudited

AFRICA	2,634	1,559
Kibali - Attributable 45%	406	205
Iduapriem	207	76
Obuasi	282	175
Siguiri	384	211
Geita	733	480
Sukari	622	412

AUSTRALIA	676	325
Sunrise Dam	221	151
Tropicana - Attributable 70%	479	192
Administration and other	(24)	(18)

AMERICAS	743	364
Cerro Vanguardia	345	128
AngloGold Ashanti Mineração	398	225
Serra Grande	—	13
Administration and other	—	(2)

CORPORATE AND OTHER	(1)	(7)

	4,052	2,241
Equity-accounted joint venture included above	(406)	(205)
	3,646	2,036
(1)The Group’s segmental profit measure is gross profit, which excludes the results of associates and joint ventures. For the reconciliation of gross profit to profit for the period, refer to the Group income statement.

Amortisation	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

AFRICA	454	428
Kibali - Attributable 45%	46	47
Iduapriem	34	56
Obuasi	40	42
Siguiri	26	33
Geita	112	81
Sukari	196	169

AUSTRALIA	109	76
Sunrise Dam	35	29
Tropicana - Attributable 70%	73	47
Administration and other	1	—

AMERICAS	80	99
Cerro Vanguardia	33	37
AngloGold Ashanti Mineração	47	48
Serra Grande	—	14

CORPORATE AND OTHER	3	2

	646	605
Equity-accounted joint venture included above	(46)	(47)
	600	558

Capital expenditure
US Dollar millions	Unaudited	Unaudited

AFRICA	697	510
Kibali - Attributable 45%	101	64
Iduapriem	82	72
Obuasi	121	88
Siguiri	108	32
Geita	108	129
Sukari	177	125

AUSTRALIA	91	75
Sunrise Dam	50	30
Tropicana - Attributable 70%	41	45

AMERICAS	132	105
Cerro Vanguardia	47	31
AngloGold Ashanti Mineração	85	54
Serra Grande	—	20

PROJECTS	95	27
Colombian projects	2	10
North American projects	93	17

CORPORATE AND OTHER	1	—

	1,016	717
Equity-accounted joint venture included above	(101)	(64)
	915	653

Total assets	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited

AFRICA	9,888	9,294
Kibali - Attributable 45%	1,017	981
Iduapriem	735	668
Obuasi	1,710	1,617
Siguiri	730	700
Geita	1,364	1,283
Sukari	4,321	4,034
Administration and other	11	11

AUSTRALIA	1,152	1,115

AMERICAS	1,744	1,712
Cerro Vanguardia	623	560
AngloGold Ashanti Mineração	967	1,080
Administration and other	154	72

PROJECTS	1,063	975
Colombian projects	100	117
North American projects	963	858

CORPORATE AND OTHER	1,707	1,982

	15,554	15,078